Business segment information - Summary of sales and financial services revenue attributed to countries and areas based on location of external customers and non-current assets (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Sales and financial services revenue:	¥ 12,957,064	¥ 13,020,768	¥ 10,974,373
Non-current assets	6,464,326	6,056,850
Japan [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,244,356	3,027,526	2,126,508
Non-current assets	2,090,652	2,036,616
United States [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	4,127,795	3,751,239	3,401,402
Non-current assets	2,915,183	2,856,914
Europe [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,630,934	2,632,963	2,190,311
Non-current assets	989,679	682,007
China [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,244,115	1,000,907	855,437
Non-current assets	27,372	32,154
Asia Pacific [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,640,582	1,659,776	1,563,414
Non-current assets	233,895	222,398
Other Areas [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,069,282	948,357	¥ 837,301
Non-current assets	¥ 207,545	¥ 226,761